Significant Accounting Policies - Schedule of Expected Future Amortization Expense of Website Development Costs (Details) - Website Development Costs [Member]	Aug. 31, 2017 USD ($)
2018	$ 18,407
2019	18,407
2020	18,407
2021	18,407
2022	18,407
Total	$ 92,035